Trade and Bills Payables	12 Months Ended
Dec. 31, 2017
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Trade and Bills Payables
31	TRADE AND BILLS PAYABLES

An aged analysis of the trade and bills payables as at the end of the reporting period was as follows:

	2017	2016
	RMB million	RMB million
Within 90 days	2,791	2,994
91 to 180 days	59	57
181 to 365 days	161	83
1 to 2 years	71	77
Over 2 years	102	165

	3,184	3,376

As at 31 December 2017, trade and bills payable balances included amounts due to related parties of RMB241 million (2016: RMB232 million) (note 47(c)(ii)).

As at 31 December 2017, bills payable amounted to RMB1,173 million (2016: 1,120 million).